Changes in Consolidated Stockholders' Equity (Parenthetical) (Parentheticals) - shares	3 Months Ended					12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)						2,931,595	10,106,542	6,258,692
Common shares repurchased (in shares)	19,600,000	23,700,000	18,100,000	11,900,000	11,500,000	25,841,608	41,762,325	23,484,843